Financial Instruments - Summary of Net Effects of Expired Contracts Met Hedging Criteria (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest Expense	$ 8,130	$ 7,532	$ 7,102
Foreign exchange	20	304	(1,046)
Derivatives designated as hedges | Cross currency swaps
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest Expense	0	0	392
Foreign exchange	0	0	(747)
Derivatives designated as hedges | Swap Lock contracts
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest Expense	14	0	0
Derivatives designated as hedges | Option to purchase foreign currency
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Cost of good sold	305	39	0
Derivatives designated as hedges | Forward agreements to purchase foreign currency
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Cost of good sold	406	136	(1,834)
Derivatives designated as hedges | Commodity price contracts
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Cost of good sold	$ 231	$ (15)	$ 430